Mineral, Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	$ 1,251,998
Capitalized borrowing costs	36,500	$ 16,983
Change in estimates	7,890	3,119
Balance at end of period	1,258,494	1,251,998
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	30,262
Balance at end of period	29,374	30,262
Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	216,572
Balance at end of period	221,269	216,572
Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	487,869
Balance at end of period	443,847	487,869
Development costs	57,900	72,400
Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	419,657
Balance at end of period	501,057	419,657
Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	17,245
Balance at end of period	17,762	17,245
Deposits On Projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	49,542
Balance at end of period	12,700	49,542
Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	12,193
Balance at end of period	15,762	12,193
Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	18,658
Balance at end of period	16,723	18,658
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	1,584,193	983,174
Additions	332,604	497,004
Capitalized borrowing costs	36,467
Disposals	(8,808)	(5,576)
Transfers	11,682	0
Foreign exchange	(376,709)	89,489
Balance at end of period	1,587,319	1,584,193
Cost | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	37,246	22,038
Additions	3,888	2,672
Disposals	0	0
Transfers	4,705	10,405
Foreign exchange	(9,246)	2,131
Balance at end of period	36,593	37,246
Cost | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	285,489	194,455
Additions	53,331	47,846
Disposals	(3,160)	(2,844)
Transfers	32,316	28,566
Foreign exchange	(73,032)	17,466
Balance at end of period	294,944	285,489
Cost | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	697,808	553,687
Additions	82,063	98,046
Disposals	(940)	(746)
Transfers	30,585	898
Foreign exchange	(165,758)	45,923
Balance at end of period	643,758	697,808
Cost | Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	419,657	111,821
Additions	145,333	217,988
Capitalized borrowing costs	36,467	16,983
Disposals	(5)	(41)
Transfers	(2,158)	57,669
Foreign exchange	(98,273)	15,237
Balance at end of period	501,021	419,657
Cost | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	26,613	19,262
Additions	3,986	3,207
Disposals	(253)	(58)
Transfers	2,929	2,639
Foreign exchange	(6,303)	1,563
Balance at end of period	26,972	26,613
Cost | Deposits On Projects
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	49,542	39,274
Additions	25,991	107,226
Disposals	0	(56)
Transfers	(55,906)	(100,177)
Foreign exchange	(6,927)	3,275
Balance at end of period	12,700	49,542
Cost | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	18,509	14,188
Additions	0	0
Change in estimates	7,890	3,119
Disposals	0	0
Transfers	0	0
Foreign exchange	(5,063)	1,202
Balance at end of period	21,336	18,509
Cost | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	49,329	28,449
Additions	18,012	20,019
Disposals	(4,450)	(1,831)
Transfers	(789)	0
Foreign exchange	(12,107)	2,692
Balance at end of period	49,995	49,329
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(332,195)	(227,900)
Additions	(85,556)	(88,527)
Disposals	6,549	3,037
Foreign exchange	82,377	(18,805)
Balance at end of period	(328,825)	(332,195)
Accumulated depreciation | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(6,984)	(5,047)
Additions	(2,022)	(1,497)
Disposals	0	0
Foreign exchange	1,787	(440)
Balance at end of period	(7,219)	(6,984)
Accumulated depreciation | Mining equipment
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(68,917)	(42,310)
Additions	(25,707)	(24,209)
Disposals	2,950	1,613
Foreign exchange	17,999	(4,011)
Balance at end of period	(73,675)	(68,917)
Accumulated depreciation | Mineral Properties
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(209,939)	(150,559)
Additions	(41,025)	(47,717)
Disposals	0	0
Foreign exchange	51,053	(11,663)
Balance at end of period	(199,911)	(209,939)
Accumulated depreciation | Projects in Progres
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	0	0
Additions	0	0
Disposals	0	0
Foreign exchange	36	0
Balance at end of period	36	0
Accumulated depreciation | Equipment & Other Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(9,368)	(6,990)
Additions	(2,001)	(1,877)
Disposals	62	52
Foreign exchange	2,097	(553)
Balance at end of period	(9,210)	(9,368)
Accumulated depreciation | Mine Closure Costs
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(6,316)	(5,227)
Additions	(732)	(662)
Disposals	0	0
Foreign exchange	1,474	(427)
Balance at end of period	(5,574)	(6,316)
Accumulated depreciation | Right-of-Use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of period	(30,671)	(17,767)
Additions	(14,069)	(12,565)
Disposals	3,537	1,372
Foreign exchange	7,931	(1,711)
Balance at end of period	$ (33,272)	$ (30,671)